Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 34,319	$ 18,453
Employee related accruals	3,969	1,150
Other payables and accrued liabilities	2,593	1,697
Foreign exchange forward contracts	1,818	0
Accrued payroll taxes related to exercised stock options	1,611	1,584
Accrued sales tax	747	805
Accounts payable and accrued liabilities	$ 45,057	$ 23,689